Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000012161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000012161
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	5.16%	6.23%
Without Sales Load [Member] | C000012162
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	5.23%	6.30%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Wellesley Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Average Annual Return, Percent	6.62%	5.14%	5.91%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
NACC2 Index: Wellesley Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Average Annual Return, Percent	6.62%	5.14%	5.91%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%